Touchstone Ares Credit Opportunities Fund Average Annual Total Returns			7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				7.30%	(0.36%)	2.01%
ICE BofA U.S. High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				8.50%	4.50%	6.44%
Class A
Prospectus [Line Items]
Average Annual Return, Percent			[1]	3.37%	4.69%	5.36%
Performance Inception Date		Aug. 31, 2015
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				0.14%	1.71%	2.56%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				1.95%	2.25%	2.87%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			[1]	5.04%	4.86%	5.46%
Performance Inception Date		Aug. 31, 2015
Class Y
Prospectus [Line Items]
Average Annual Return, Percent			[1]	6.90%	5.58%	6.22%
Performance Inception Date		Aug. 31, 2015
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			[1]	7.19%	5.71%	6.33%
Performance Inception Date		Aug. 31, 2015
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]
Performance Inception Date	[2],[3]	May 19, 2025

[1]	Since Inception returns are not shown for classes with greater than ten years of performance history.
[2]	An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.
[3]	Returns are not presented for Class R6 shares, which commenced operations on May 19, 2025. Performance information for Class R6 shares will be shown when those shares have a full calendar year of operations.